FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Details Narrative)	Dec. 31, 2021 CAD ($)
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Details Narrative)
Working Capital Deficiency	$ (546,798)